Average Annual Total Returns (dei_DocumentInformationDocumentAxis, (Oppenheimer International Bond Fund))	0 Months Ended
Jan. 27, 2012
Citigroup Non-U.S. Dollar World Government Bond Index
Average Annual Return:
1 Year	5.17%
5 Years	7.23%
10 Years (or life of class, if less)	8.36%
Citigroup Non-U.S. Dollar World Government Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return:
10 Years (or life of class, if less)	5.97% [1]
Class A
Average Annual Return:
1 Year	(5.02%)
5 Years	5.50%
10 Years (or life of class, if less)	9.93%
Inception Date	Jun. 15, 1995
Class A | Return After Taxes on Distributions
Average Annual Return:
1 Year	(6.73%)
5 Years	3.49%
10 Years (or life of class, if less)	7.78%
Class A | Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return:
1 Year	(3.24%)
5 Years	3.55%
10 Years (or life of class, if less)	7.41%
Class B
Average Annual Return:
1 Year	(6.04%)
5 Years	5.28%
10 Years (or life of class, if less)	9.95%
Inception Date	Jun. 15, 1995
Class C
Average Annual Return:
1 Year	(2.09%)
5 Years	5.75%
10 Years (or life of class, if less)	9.66%
Inception Date	Jun. 15, 1995
Class N
Average Annual Return:
1 Year	(1.68%)
5 Years	6.10%
10 Years (or life of class, if less)	10.04%
Inception Date	Mar. 01, 2001
Class Y
Average Annual Return:
1 Year	(0.20%)
5 Years	6.85%
10 Years (or life of class, if less)	8.23%
Inception Date	Sep. 27, 2004

[1]	From 9-30-04